Related Party (Details)														1 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 13, 2024 shares	Nov. 08, 2024 USD ($)	Jun. 30, 2024 shares	Jun. 25, 2024 USD ($)	Jun. 24, 2024 USD ($) shares	Jun. 21, 2024 USD ($)	Mar. 28, 2024 USD ($)	Dec. 26, 2023 USD ($)	Nov. 21, 2023 USD ($) shares	Jun. 27, 2023	May 15, 2023 USD ($)	Sep. 01, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Aug. 31, 2024 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Aug. 31, 2025 USD ($)	Jul. 02, 2024 USD ($)	Aug. 17, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 29, 2023 USD ($)	Feb. 02, 2023 USD ($)	Oct. 24, 2022 USD ($)
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares) | shares	16,297,190													16,297,190		17,022,690									17,022,690			16,297,190	4,639,643
Due to related party	$ 51,900													$ 51,900		$ 51,900									$ 51,900			$ 51,900	$ 338,506
Proceeds from loan payable, related party																												0	190,000
Accrued interest payable	$ 558,358													$ 558,358		$ 882,925									$ 882,925			$ 558,358	$ 52,028
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]													Related Party [Member]		Related Party [Member]									Related Party [Member]			Related Party [Member]	Related Party [Member]
Due from related party	$ 531,656													$ 531,656		$ 284,614									$ 284,614			$ 531,656	$ 0
General and administrative expenses																2,917,139	$ 2,218,289	$ 568,469	$ 210,767	$ 284,834	$ 386,346	$ 341,213	$ 779,236	$ 727,559	7,122,202	$ 2,997,525	$ 1,012,393	$ 6,553,961	1,202,456
Shares issued for services performed by A.G.P. (in Shares) | shares															200,000													2,500
Common stock, value issued	1,630													1,630		1,703									1,703			$ 1,630	464		$ 500,000
Share-based compensation expense																							474,251		764,036	503,434		896,537	0
Advances repaid																									0	47,800		47,800	0
Shares issued as conversion of debt																									0	1,310,710		155,565	0
Shares issued upon conversion (in Shares) | shares						292,500
Quantum Note [Member]
Related Party Transaction [Line Items]
Original issue discount										7.00%
Aggregate principal amount	3,000,000									$ 3,000,000				$ 3,000,000														3,000,000
Default interest rate					18.00%
Total interest expense																318,157									858,157			$ 185,671
Unamortized debt discount					$ 210,000
Annual fixed interest rate					12.00%
Equity Line Of Credit, Commitment Fee Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount						$ 500,000																										$ 500,000
Shares issued upon conversion (in Shares) | shares														50,000														380,000
Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note																																	$ 315,000
Employees [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Employee subscription of shares in cash																														$ 127,710
Employee subscription of shares (in Shares) | shares																														597,000
Common stock, shares issued (in Shares) | shares																														239,424
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable, related party	471,651													$ 471,651		471,651									471,651			$ 471,651	323,000
Related Party [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Due to related party	51,900													51,900		0									0			51,900	338,506	$ 210,796
Investor [Member]
Related Party Transaction [Line Items]
Loan payable, related party	121,000													121,000		121,000									$ 121,000			$ 121,000
Number Of Deployed Telepresence Robots Rights Held																									8			8
Percentage of monthly revenue generated from telepresence robots, considered for payment																									80.00%			80.00%
Interest income																												$ 0
Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	200,000											$ 200,000		200,000		200,000									$ 200,000			$ 200,000
Interest rate												0.00%
Number Of Deployed Telepresence Robots Rights Held												8
Percentage of monthly revenue generated from telepresence robots, considered for payment												80.00%
Number Of Deployed Telepresence Robots Rights Considered For Calculating Percentage of Monthly Revenue Generation												8													8			8
Sponsor [Member]
Related Party Transaction [Line Items]
Due to related party	$ 51,900													$ 51,900														$ 51,900
Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																					$ 350,000
Affiliate Of The Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares) | shares	2,500													2,500														2,500
Expense per month							$ 12,500
Office space lease payments							2,500
Common stock, value issued	$ 25,000						$ 25,000							$ 25,000														$ 25,000
Agreement term							12 months
Extension term							6 months
Payments to related parties																												90,000
Share-based compensation expense																												62,500
Stock issuances to the related party	37,500													37,500														37,500
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																	$ 565,000
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																				$ 250,000
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																		$ 200,000
Annual fixed interest rate																																		10.00%
Administrator [Member]
Related Party Transaction [Line Items]
General and administrative expenses										$ 153,000
Quantum Investor [Member] | Quantum Note [Member]
Related Party Transaction [Line Items]
Original issue discount										7.00%
Aggregate principal amount										$ 3,000,000
Sponsor Affiliates [Member]
Related Party Transaction [Line Items]
Due to related party	$ 51,900													51,900		51,900									$ 51,900			51,900
Debt conversion, amount			$ 405,000
Number of shares issued on conversion of debt (in Shares) | shares	202,500
Shares issued as conversion of debt																												261,225
Additional reduction in the carrying value representing as gain on restructuring																												143,775
Sponsor Affiliates [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Proceeds from loan payable, related party						$ 504,659
Sponsor Affiliates [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Advances repaid					$ 47,800
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note One [Member]
Related Party Transaction [Line Items]
Loan payable, related party	$ 70,000													70,000		70,000									70,000			70,000	121,000
Total interest expense																5,046									14,974			31,460	28,930
Accrued interest payable	49,390													49,390		72,920									72,920			49,390	17,930
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note One [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Proceeds from loan payable, related party																														$ 110,000
Original issue discount																																			10.00%
Aggregate principal amount																																			$ 121,000
Interest rate											12.00%
Default interest rate											26.00%
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Three [Member]
Related Party Transaction [Line Items]
Loan payable, related party	70,000													70,000														70,000	70,000
Total interest expense																7,930									23,531			24,325	0
Accrued interest payable	17,325													17,325		14,973									14,973			17,325	0
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Three [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Original issue discount									10.00%
Aggregate principal amount									$ 77,000
Interest rate								12.00%
Default interest rate									26.00%
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Two [Member]
Related Party Transaction [Line Items]
Loan payable, related party	132,000													132,000														132,000	132,000
Total interest expense																8,651									25,669			34,320	33,120
Accrued interest payable	55,440													55,440														55,440	21,120
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Two [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Original issue discount																																			10.00%
Aggregate principal amount																																			$ 132,000
Interest rate											12.00%
Default interest rate											26.00%
Unamortized debt discount	132,000													132,000		132,000									132,000			132,000
Milton Chen [Member] | Chief Financial Officer [Member] | Related Party Promissory Note Two [Member]
Related Party Transaction [Line Items]
Accrued interest payable	$ 55,440													$ 55,440		$ 81,109									$ 81,109			$ 55,440
Imo Aisiku [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Chief Executive Officer [Member]													Chief Executive Officer [Member]		Chief Executive Officer [Member]									Chief Executive Officer [Member]			Chief Executive Officer [Member]
Due from related party	$ 531,656													$ 531,656		$ 284,614									$ 284,614			$ 531,656
Note receivable, related party	0													0														0
Note receivable write-off																												245,500
Interest income																												0
Imo Aisiku [Member] | Chief Executive Officer [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Interest rate													0.00%
Note receivable with principal balance													$ 336,000
IDoc Virtual Telehealth Solutions, Inc [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note receivable, related party	$ 58,349													$ 58,349		$ 141,651									$ 141,651			$ 58,349
David L. Wickersham [Member] | Director [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount								$ 224,000
Interest accrued per month								$ 2,000
Shares to sponsor debt settlement (in Shares) | shares				114,000
Dominion [Member]
Related Party Transaction [Line Items]
Number of shares of common stock owned by the holder (in Shares) | shares	600,000													600,000														600,000
Dominion [Member] | Equity Line Of Credit, Commitment Fee Note [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion (in Shares) | shares		50,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued for services performed by A.G.P. (in Shares) | shares										4,370
Series A Preferred Stock [Member] | Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued on conversion of debt (in Shares) | shares										350
Series A Preferred Stock [Member] | Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										$ 350,000
Series A Preferred Stock [Member] | Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										153,000
Series A Preferred Stock [Member] | Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										$ 765,000
Number of shares issued on conversion of debt (in Shares) | shares										765
Series A Preferred Stock [Member] | Administrator [Member]
Related Party Transaction [Line Items]
Shares issued for services performed by A.G.P. (in Shares) | shares										153
Minimum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Total number of deployed telepresence robots												12													13			13
Maximum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Total number of deployed telepresence robots												20													20			20
Previously Reported [Member]
Related Party Transaction [Line Items]
General and administrative expenses																	$ 2,170,217	$ 509,050	$ 151,348	$ 224,874	$ 326,386	$ 281,253	660,398	$ 607,639		2,830,615	$ 832,513		$ 962,616
Share-based compensation expense																							$ 31,989			$ 381,084
Previously Reported [Member] | Investor [Member]
Related Party Transaction [Line Items]
Loan payable, related party	$ 141,651													$ 141,651														$ 141,651
Previously Reported [Member] | Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note One [Member]
Related Party Transaction [Line Items]
Loan payable, related party	$ 121,000													$ 121,000														$ 121,000
Quantum Investor [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage										40.74%